Cover	Dec. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2023
Entity File Number	811-21507
Entity Registrant Name	Allspring Utilities and High Income Fund
Entity Central Index Key	0001279014
Entity Tax Identification Number	36-4548459
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1415 Vantage Park Drive
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28203
City Area Code	(800)
Local Phone Number	222-8222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ERH
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false